GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of Revenues by Geographic Location
	Year ended December 31,
	2021	2020	2019

Europe	$58,414	$94,644	$36,199
Asia and Oceania	44,227	23,519	42,994
Americas	19,391	8,131	16,576
Middle East and Africa	23,568	9,628	14,331

	$145,600	$135,922	$110,100

Schedule of Major Customers
	Year ended December 31,
	2021	2020	2019

1st Customer	11%	43%	16%
2nd Customer	-	11%	11%

	11%	54%	27%

Schedule of Long-Lived Assets by Geographic Location
	December 31,
	2021	2020
Long-lived assets:
Israel	$21,821	$14,210
Other	1,692	2,241

	$23,513	$16,451